Other equity reserves (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	£ (3,990)	£ (3,860)	£ (4,563)
Exchange adjustments	(352)	(335)	882
Exchange differences reclassified to the consolidated income statement on disposal	0	0	(170)
Net gains/(losses) taken to equity	(28)	87	105
Share of net gains of associates taken to equity			1
Transferred to profit or loss	182	213	(136)
Rights Issue	6,704
Transfer to retained earnings	(6,704)
Net gains (losses) in respect of cash flow hedging of capital expenditure	(16)	(37)	10
Tax	(34)	(60)	6
Cash flow hedges transferred to the statement of financial position, net of tax	5	2	5
Other equity reserves, ending balance	(4,233)	(3,990)	(3,860)
Retranslation of net assets offset by net investment hedge	(408)	(397)	1,080
Net gains (losses) in respect of net investment hedges	56	62	(198)
Translation
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	971	1,306	594
Exchange adjustments	(352)	(335)	882
Exchange differences reclassified to the consolidated income statement on disposal			(170)
Other equity reserves, ending balance	619	971	1,306
Cash flow hedge
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	94	(61)	(85)
Net gains/(losses) taken to equity	30	16	142
Share of net gains of associates taken to equity			1
Transferred to profit or loss	188	224	(136)
Net gains (losses) in respect of cash flow hedging of capital expenditure	(16)	(37)	10
Tax	(50)	(50)	2
Cash flow hedges transferred to the statement of financial position, net of tax	5	2	5
Other equity reserves, ending balance	251	94	(61)
Cost of hedging
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	(18)	(38)	(29)
Net gains/(losses) taken to equity	(46)	37	(12)
Transferred to profit or loss	(6)	(11)
Tax	13	(6)	3
Other equity reserves, ending balance	(57)	(18)	(38)
FVOCI debt
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	109	79	103
Net gains/(losses) taken to equity	(12)	34	(25)
Tax	3	(4)	1
Other equity reserves, ending balance	100	109	79
Capital redemption
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	19	19	19
Other equity reserves, ending balance	19	19	19
Merger
Disclosure of reserves within equity [line items]
Other equity reserves, beginning balance	(5,165)	(5,165)	(5,165)
Rights Issue	6,704
Transfer to retained earnings	(6,704)
Other equity reserves, ending balance	£ (5,165)	£ (5,165)	£ (5,165)